CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Net (expenses) revenues	€ 19,724	€ (69,368)	€ (168,840)
Total recognized in the consolidated income statement	(5,503)	19,354	53,016
Total recognized in the consolidated income statement	14,221	(50,014)	(115,824)
Net revenues/(costs)
Disclosure of detailed information about financial instruments [line items]
Net (expenses) revenues	19,724	(69,368)	(145,095)
Net financial expenses
Disclosure of detailed information about financial instruments [line items]
Net (expenses) revenues	€ 0	€ 0	€ (23,745)